Annual Total Returns - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.53%	7.19%	(17.09%)	(0.91%)	11.39%	15.91%	(4.00%)	7.18%	5.44%	(1.98%)
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	(1.55%)	9.36%	(26.73%)	(0.78%)	14.49%	22.68%	(8.13%)	12.11%	7.24%	(4.77%)
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund
Prospectus [Line Items]
Annual Return [Percent]	8.60%	12.09%	(0.89%)	5.19%	2.30%	9.09%	0.63%	3.53%	3.52%	(0.83%)